SHELTON TACTICAL CREDIT FUND
Portfolio of Investments (Expressed in U.S. Dollars) September 30, 2021

Security Description/Long Positions

Common Stock (0.56%)	Shares	Value
Consumer, Cyclical (0.24%)
Copper Earnout Trust (144A)(a)	891	$6,237
JCP Propco Earnout Trust (144A)(a)	6,682	124,953
		131,190
Consumer, Non-cyclical (0.31%)
Pyxus International Inc*	83,441	171,054

Energy (0.01%)

CHC Group LLC*,(b)	187,153	4,117

Total Common Stock (Cost $2,099,758)		306,361

Corporate Debt (45.69%)	Par Value	Value
Basic Materials (5.43%)
Cleveland-Cliffs Inc, 9.875%, 10/17/2025 (144A)	$1,239,000	1,421,753
Ferroglobe PLC / Globe Specialty Metals Inc, 9.375%, 12/31/2025	1,500,000	1,541,250
Total Basic Materials		2,963,003

Communications (2.87%)
DIRECTV Holdings LLC / DIRECTV Financing Co Inc, 5.875%, 8/15/2027 (144A)	1,500,000	1,565,625

Consumer, Cyclical (16.65%)
Bon-Ton Department Stores Inc/The, 8.000%, 6/15/2021(c)	4,958,932	37,192
Boyd Gaming Corp, 4.750%, 6/15/2031 (144A)(d)	500,000	515,625
Carnival Corp, 5.750%, 3/1/2027 (144A)(d)	1,000,000	1,032,500
Hawaiian Brand Intellectual Property Ltd / HawaiianMiles Loyalty Ltd, 5.750%, 1/20/2026 (144A)(d)	1,000,000	1,046,250
JC Penney Corp Inc, 5.875%, 7/1/2023 (144A)	1,400,000	3,500
PetSmart Inc / PetSmart Finance Corp, 7.750%, 2/15/2029 (144A)(c),(d)	750,000	818,438
Six Flags Entertainment Corp, 4.875%, 7/31/2024 (144A)(d)	1,500,000	1,514,063

Station Casinos LLC, 4.500%, 2/15/2028 (144A)(d)	1,900,000	1,930,115
The Michaels Cos Inc, 5.250%, 5/1/2028 (144A)(d)	1,100,000	1,134,650
Titan International Inc, 7.000%, 4/30/2028 (144A)(d)	1,000,000	1,053,750
Total Consumer, Cyclical		9,086,083

Consumer, Non-Cyclical (5.56%)
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.750%, 12/1/2031 (144A)	1,700,000	1,768,901
Mozart Debt Merger Sub Inc, 3.875%, 4/1/2029 (144A)(a)	250,000	249,688
Triton Water Holdings Inc, 6.250%, 4/1/2029 (144A)	1,000,000	1,016,250
Total Consumer, Non-Cyclical		3,034,839

Energy (4.11%)
Energy Ventures Gom LLC / EnVen Finance Corp, 11.750%, 4/15/2026 (144A)(d)	1,000,000	1,030,000
Transocean Inc, 7.500%, 1/15/2026 (144A)(d)	1,500,000	1,215,383
Total Energy		2,245,383

Financial (7.01%)
CBL & Associates LP, 4.600%, 10/15/2024(c)	1,000,000	677,470
CBL & Associates LP, 5.950%, 12/15/2026(c)	1,526,000	1,056,755
Iron Mountain Inc, 4.875%, 9/15/2029 (144A)(d)	2,000,000	2,095,000
Total Financial		3,829,225

Industrial (4.06%)
Eletson Holdings Inc / Eletson Finance US LLC / Agathonissos Finance LLC, 9.625%, 1/15/2022	548,153	187,057
Great Lakes Dredge & Dock Corp, 5.250%, 6/1/2029 (144A)	1,000,000	1,035,000
Scorpio Tankers Inc, 3.000%, 5/15/2022(d)	1,000,000	991,712
Total Industrial		2,213,769

Total Corporate Debt (Cost $25,187,873)		24,937,927

Municipal Bonds (60.74%)	Par Value	Value

Development (8.15%)
California Pollution Control Financing Authority, 8.000%, 7/1/2039 (144A)(c)	2,050,000	1,332,500
California Pollution Control Financing Authority, 7.500%, 12/1/2040 (144A)(d)	1,500,000	1,581,956
California Pollution Control Financing Authority, 7.500%, 7/1/2032 (144A)	250,000	230,603
New York Transportation Development Corp, 4.000%, 4/30/2053(d)	325,000	365,624
New York Transportation Development Corp, 5.000%, 10/1/2035(d)	750,000	936,034
Total Development		4,446,717

General Obligation (13.99%)
City of New York NY, 0.020%, 8/1/2044(e)	2,500,000	2,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue, 0.020%, 11/1/2042(e)	2,000,000	2,000,000
Puerto Rico Public Finance Corp, 5.500%, 8/1/2031(c),(d),(e)	400,000	5,000
Puerto Rico Sales Tax Financing Corp Sales Tax Revenue, 5.000%, 7/1/2058(d)	1,000,000	1,134,260
San Diego County Regional Transportation Commission, 0.050%, 4/1/2038(e)	2,000,000	2,000,000
Total General Obligation		7,639,260

Higher Education (3.66%)
Board of Regents of the University of Texas System, 0.050%, 8/1/2034(e)	2,000,000	2,000,000

Housing (2.20%)
California Municipal Finance Authority, 5.000%, 5/15/2051(d)	1,000,000	1,198,721

Medical (18.57%)
City of Murray UT, 0.010%, 5/15/2036	2,500,000	2,500,000
County of Cuyahoga OH, 5.500%, 2/15/2052(d)	1,300,000	1,547,587
County of Cuyahoga OH, 5.500%, 2/15/2057(d)	760,000	896,213
Massachusetts Development Finance Agency, 5.000%, 7/1/2044(d),(e)	1,765,000	1,982,981
New York State Dormitory Authority, 5.000%, 8/1/2035(d)	1,000,000	1,209,156
State of Ohio, 0.050%, 1/1/2052(e)	2,000,000	2,000,000
Total Medical		10,135,937

Tobacco Settlement (2.15%)
Tobacco Settlement Financing Corp, 5.000%, 6/1/2046(d)	1,000,000	1,171,816

Transportation (4.69%)
Bay Area Toll Authority, 0.040%, 4/1/2053(e)	2,000,000	2,000,000
Texas Private Activity Bond Surface Transportation Corp, 7.000%, 12/31/2038(d)	500,000	560,012
Total Transportation		2,560,012

Water (7.33%)
Massachusetts Water Resources Authority, 0.040%, 11/1/2026(e)	2,000,000	2,000,000
New York City Water & Sewer System, 0.020%, 6/15/2044(e)	2,000,000	2,000,000
Total Water		4,000,000

Total Municipal Debt (Cost $33,186,962)		33,152,463

Term Loans (1.37%)	Par Value	Value
JC Penney, Penney Borrower LLC, 1M US LIBOR (floor 1.000%) + 8.500%, 12/7/2026(e)	45,600	45,201
Pyxus Holdings Inc, 3M US LIBOR (floor 1.500%) + 8.000%, 2/24/2025(e)	722,750	704,233
Total Term Loans (Cost $750,921)		749,434

Purchased Options - Puts (0.27%)	Contracts
10-Year US Treasury Note Futures
Notional amount $13,000,000, premiums paid $21,875, exercise price $130, expires 10/22/2021*	100	10,938

10-Year US Treasury Note Futures
Notional amount $13,000,000, premiums paid $15,625, exercise price $130, expires 11/26/2021*	100	35,938

10-Year US Treasury Note Futures
Notional amount $9,825,000, premiums paid $25,781, exercise price $131, expires 11/26/2021*	75	48,047

10-Year US Treasury Note Futures
Notional amount $6,600,000, premiums paid $25,000, exercise price $132, expires 11/26/2021*	50	53,907

Total Purchased Options - Puts (Cost $84,766)		148,830

Total Long Positions (Cost $61,310,280)(f) (108.63%)	59,295,015
Liabilities in Excess of Other Assets (-8.63%)	(4,707,062)
Net Assets (100.00%)	$54,587,953

Security Description/Short Positions

Short Corporate Debt (-5.92%)	Par Value	Value
Consumer, Cyclical (-2.99%)
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp, 5.500%, 3/1/2025 (144A)	(1,600,000)	(1,632,000)

Financial (-2.93%)
Navient Corp, 5.875%, 10/25/2024	(1,500,000)	(1,601,250)

Total Short Corporate Debt (Proceeds $3,138,726)		(3,233,250)

1M US LIBOR - 1 Month LIBOR as of September 30, 2021 was 0.080%

3M US LIBOR - 3 Month LIBOR as of September 30, 2021 was 0.130%

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2021, these securities had a total aggregate market value of $21,834,080, which represented approximately 47.30% of net assets.

*	Non-income producing security.

(a)	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.70% of net assets. The total value of the fair value security is $380,878.

(b)	Security is illiquid.

(c)	Defaulted security.

(d)	All or a portion of this security has been segregated as collateral.

(e)	Variable rate security.

(f)	Aggregate cost for federal income tax purpose is $58,390,112

At September 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$2,653,197
Unrealized depreciation	$(4,981,545)
Net unrealized depreciation	$(2,328,348)